STOCKHOLDER'S EQUITY	12 Months Ended
Dec. 31, 2013
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY

NOTE 10—STOCKHOLDER'S EQUITY

        AMCE has one share of Common Stock issued as of December 31, 2013, which is owned by Holdings.

        During the twelve months ended December 31, 2013 Holdings contributed $355,299,000 to AMCE from the net proceeds of its IPO.

        During the twelve months ended December 31, 2013, AMCE used cash on hand to make a dividend distribution to Holdings to purchase treasury stock of $588,000. As a result of the IPO, members of management incurred a tax liability associated with Holdings' common stock owned since the date of the Merger. Management elected to satisfy $588,000 of the tax withholding obligation by tendering the shares of Class A common stock to the Holdings.

        During the Successor period of August 31, 2012 through December 31, 2012, the Company received capital contributions of $100,000,000 from Wanda.

        During fiscal 2012, AMCE used cash on hand to pay a dividend distribution to Holdings in an aggregate amount of $109,581,000. Holdings used the available funds to pay corporate overhead expenses incurred in the ordinary course of business and to redeem its Term Loan Facility due June 2012, plus accrued and unpaid interest of $219,405,000.

Stock-Based Compensation

        The Company has no stock-based compensation arrangements of its own at December 31, 2013, but Holdings has adopted a stock-based compensation plan in December of 2013. Prior to the Merger, Holdings had adopted the 2010 Equity Incentive Plan, which was cancelled at the Merger date, and the 2004 Stock Plan, which was suspended by the Board of Directors on July 23, 2010.

        The Company has recorded stock-based compensation expense of $12,000,000, $830,000, and $1,962,000 within general and administrative: other during the twelve months ended December 31, 2013, the period March 30, 2012 through August 30, 2012, and the fiscal year ended March 29, 2012, respectively.

2013 Equity Incentive Plan

        The 2013 Equity Incentive Plan provides for grants of non-qualified stock options, incentive stock options, stock appreciation rights, restricted stock awards, restricted stock units, performance stock units, stock awards, and cash performance awards. The maximum number of shares of Holdings' common stock available for delivery pursuant to awards granted under the 2013 Equity Incentive Plan is 9,474,000 shares. At December 31, 2013, the aggregate number of shares of Holdings' common stock available for grant was 9,113,828 shares.

Awards in Connection with Holdings' IPO

        In connections with the Holdings' IPO, the Board of Directors of Holdings approved the grants of 666,675 fully vested shares of the Holdings' Class A common stock to certain of its employees in December of 2013 under the 2013 Equity Incentive Plan. Of the total 666,675 shares that were awarded, 360,172 shares were issued to the employees and 306,503 were withheld to cover tax obligations and were cancelled. The fair value of the stock at the grant date was $18.00 per share and was based on the IPO price. The Company recognized approximately $12,000,000 of expense in connection with these share grants included in general and administrative: other expense.

Awards Granted in 2014

        The Board of Directors approved awards of stock, restricted stock units ("RSUs"), and performance stock units ("PSUs") granted on January 2, 2014, to certain of the Company's employees and directors under the 2013 Equity Incentive Plan. The fair value of the stock at the grant dates was $20.18 per share and was based on the closing price of Holdings' stock. Holdings' Compensation Committee and Board of Directors have discretion in determining whether performance requirements applicable to awards have been achieved. The award agreements generally have the following features:

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  Stock Award Agreement:  On January 2, 2014, 2 independent Board of Directors were granted an award of 5,002 fully vested Class A shares each, for a total award of 10,004 shares. The Company will recognize approximately $202,000 of expense in general and administrative: other expense during the three months March 31, 2014, in connection with these share grants according to ASC 718-10-55-68.

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  Restricted Stock Unit Award Agreement:  On January 2, 2014, RSU awards of 115,375 units were granted to certain members of management. Each RSU represents the right to receive one share of Class A common stock at a future date. The RSUs are fully vested at the date of grant and will be settled on the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the RSUs may be settled within 60 days following termination of service. Participants will receive dividend equivalents equal to the amount paid in respect to the shares of Class A common stock underlying the RSUs. The Company will recognize approximately $2,328,000 of expense in general and administrative: other expense during the three months ended March 31, 2014, in connection with these share grants.

    On January 2, 2014, RSU awards of 128,641 units were granted to certain executive officers. The RSUs will be forfeited if Holdings does not achieve a specified cash flow from operating activities performance target for the twelve months ended December 31, 2014. Participants will receive dividend equivalents, if the shares are not forfeited, equal to the amount paid in respect to the shares of Class A common stock underlying the RSUs. The Company will recognize expense for these awards of approximately $2,596,000 in general and administrative: other expense over the performance and vesting period during the twelve months ended December 31, 2014, according to ASC 718-20-55-37, assuming the performance condition is expected to be achieved.

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  Performance Stock Unit Award Agreement:  On January 2, 2014, PSU awards were granted to certain members of management, with both a free cash flow performance target and a service condition, during the twelve months ended December 31, 2014. The PSUs will vest ratably based on a scale ranging from 80% to 120% of the performance target with the vested amount ranging from 30% to 150%. If the performance target is met at 100%, the total PSU grant will be 244,016 units. No PSUs will vest if Holdings does not achieve the free cash flow minimum performance target or the participant's service does not continue through the last day of the performance period, during the twelve months ended December 31, 2014. The vested PSUs will be settled on the third anniversary of the date of grant. Under certain termination scenarios defined in the award agreement, the PSUs may be settled within 60 days following termination of service. Participants will accrue dividend equivalents from the date of grant to be paid upon vesting and will receive dividend equivalents after vesting, equal to the amount paid in respect to the shares of Class A common stock underlying the PSUs. Assuming attainment of the performance target at 100%, the Company will recognize expense for these awards of approximately $4,924,000 in general and administrative: other expense over the performance and vesting period during the twelve months ended December 31, 2014, according to ASC 718-20-55-37.

Merger

        All of the stock options and restricted stock interests under both the amended and restated 2004 Stock Option Plan and the 2010 Equity Incentive Plan were cancelled, upon the change of control as a result of the Merger, and holders received payments aggregating approximately $7,035,000. The Company had previously recognized stock-based compensation expense of $3,858,000 related to these stock options and restricted stock interests. The Company did not recognize an expense for the remaining $3,177,000 of unrecognized stock-based compensation expense. The Company's accounting policy for any cost triggered by the consummation of the Merger was to recognize the cost when the Merger was consummated. Accordingly, unrecognized stock-based compensation expense for stock options and restricted stock interests has not been recorded in the Consolidated Statement of Operations for the Predecessor period since that statement depicts the results of operations just prior to consummation of the transaction. In addition, since the Successor period reflects the effects of push-down accounting, these costs have also not been recorded as an expense in the Successor period. However, the costs were reflected in the purchase accounting adjustments which were applied in arriving at the opening balances of the Successor. See Note 2—Merger for additional information regarding the settlement of stock options and restricted stock interests.